PNC FUNDS

                               MONEY MARKET FUNDS
                                 A AND C SHARES

                 SUPPLEMENT DATED MAY 28, 2010 TO THE PROSPECTUS
               DATED OCTOBER 1, 2009, AS AMENDED FEBRUARY 8, 2010
             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.



I. For each of the Funds included in this prospectus, the average dollar-weighted maturity of the Fund will not exceed 60 days and the weighted average life of the Fund will not exceed 120 days.

II. The section entitled "Suspension of Your Right to Redeem Your Shares" on page 30 of the prospectus is replaced in its entirety with the following:

PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

     (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

     (b) the NYSE is closed for reasons other than customary weekend and holiday closings;

     (c) upon providing prior notification to the SEC, the PNC Funds' Board of Trustees determines that a PNC Money Market Fund's shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund;

     (d) the SEC has by order permitted a Fund's suspension or postponement of redemptions; or

     (e)  an emergency exists, as determined by the SEC, as a result of which:
          (i) disposal by any of the PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for any of the PNC Funds to determine the fair market value of its net assets.


     Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    PNC FUNDS

                               MONEY MARKET FUNDS
                                 I AND T SHARES

                 SUPPLEMENT DATED MAY 28, 2010 TO THE PROSPECTUS
               DATED OCTOBER 1, 2009, AS AMENDED FEBRUARY 8, 2010
             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.



I. For each of the Funds included in this prospectus, the average dollar-weighted maturity of the Fund will not exceed 60 days and the weighted average life of the Fund will not exceed 120 days.

II. The section entitled "Suspension of Your Right to Redeem Your Shares" on page 26 of the prospectus is replaced in its entirety with the following:

PNC Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

     (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

     (b) the NYSE is closed for reasons other than customary weekend and holiday closings;

     (c) upon providing prior notification to the SEC, the PNC Funds' Board of Trustees determines that a PNC Money Market Fund's shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund;

     (d) the SEC has by order permitted a Fund's suspension or postponement of redemptions; or

     (e)  an emergency exists, as determined by the SEC, as a result of which:
          (i) disposal by any of the PNC Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for any of the PNC Funds to determine the fair market value of its net assets.


     Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    PNC FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                              TAX EXEMPT BOND FUNDS
                               MONEY MARKET FUNDS

    SUPPLEMENT DATED MAY 28, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED OCTOBER 1, 2009, AS AMENDED FEBRUARY 8, 2010
       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN
            CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.



I. The following paragraph is to be inserted after the section entitled "Eligible Securities" on page 14 of the Statement of Additional Information ("SAI"):

LIQUIDITY, MATURITY AND QUALITY

The Money Market Funds must hold securities sufficiently liquid to meet reasonably foreseeable redemptions. At least 30% of the assets of each Money Market Fund must be in cash, U.S. Treasury securities, and certain other government securities issued at a discount with remaining maturities of 60 days or less or securities that convert or mature into cash within five business days. With respect to the taxable Money Market Funds, at least 10% of assets must be in cash, U.S. Treasury securities or securities that convert or mature into cash within one business day.

Each Money Market Fund is managed so that the average dollar-weighted maturity of all instruments held by it will not exceed 60 days and so that the weighted average life of all instruments held by it will not exceed 120 days. In no event will a Money Market Fund purchase securities that mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements).

While the Money Market Funds do not generally invest in second tier securities, in the event that they do so, (1) investments in second tier securities can not exceed 3% of a Fund's assets; (2) investments in second tier securities issued by any single issuer or conduit obliger can not exceed 1/2 of 1% a Fund's total assets; (3) a Fund can not invest in second tier securities that have maturities in excess of 45 days; and (4) investments in second tier securities can not exceed 2.5% for any individual demand feature or guarantee provider.

II. The second sentence in the first paragraph of the section entitled "Illiquid Securities" on page 17 of the SAI is replaced in its entirety with the following:

The Money Market Funds will not knowingly invest more than 5% of the value of their respective net assets in securities that are illiquid.

III. The section entitled "Counsel" beginning on page 102 of the SAI is replaced in its entirety with the following:

Ropes & Gray LLP, with offices at One International Place, Boston, Massachusetts 02110-2624, is counsel to PNC Funds and will pass upon the legality of the shares offered hereby. Sutherland Asbill & Brennan LLP, with offices at 1275 Pennsylvania Avenue, NW, Washington, DC 20004-2415, is counsel to the Independent Trustees. Greenberg Traurig, LLP, with offices at 1007 North Orange Street, Suite 1200, Wilmington, Delaware 19801, acts as special Delaware counsel for PNC Funds with respect to certain matters under Delaware law.

IV. The following is to be inserted in the list of officers on page 69 of the
SAI:

---------------------------- -------------------------- -------------------------- --------------------------
      Name, Address,            Position Held with                                   Principal Occupation(s)
Date of Birth and Age                PNC Funds          Length of Time Served         During Past 5 Years
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
Jennifer E. Spratley(1)      Vice President             Since March 2010           Managing Director and
Two Hopkins Plaza,                                                                 Head of Fund
4th Floor                                                                          Administration, PNC
Baltimore, MD 21201                                                                Capital Advisors, LLC
Date of Birth: 2/13/69                                                             (formerly PNC Capital
Age: 41                                                                            Advisors, Inc.) since
                                                                                   2007; Treasurer, PNC
                                                                                   Capital Advisors,
                                                                                   Inc., September 2007 -
                                                                                   September 2009; Unit
                                                                                   Leader, Fund
                                                                                   Accounting and
                                                                                   Administration, SEI
                                                                                   Investments Global
                                                                                   Funds Services 2005 to
                                                                                   2007; Fund Accounting
                                                                                   Director, SEI
                                                                                   Investments Global
                                                                                   Funds Services 1999 to
                                                                                   2007.
---------------------------- -------------------------- -------------------------- --------------------------

(1) Ms. Spratley also serves as Vice President of PNC Advantage Funds.


     Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE